[LETTERHEAD OF CLIFFORD CHANCE US LLP]
May 28, 2008
VIA EDGAR
Richard Pfordte
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Prospect Capital Corporation (the “BDC”) (File Nos. 333-143819 and 814-00659)
Dear Mr. Pfordte:
On behalf of the BDC, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of the BDC’s Post-Effective Amendment No. 6 to Registration Statement on Form N-2 (the “Registration Statement”).
The BDC is filing the Registration Statement to update the BDC’s financial statements and other information in compliance with Section 10(a)(3) of the Securities Act of 1933. The Registration Statement is being submitted marked against the BDC’s previously effective registration statement and not the preceding post-effective amendments as all such post-effective amendments were solely to file exhibits in connection with shelf-takedowns.
In accordance with Investment Company Act Release No. 13768 (“IC-13768”), we hereby request selective review or no review of the Registration Statement. Pursuant to the requirements of IC-13768, the BDC will file a copy of this letter with the Registration Statement.
If you have any questions concerning the foregoing, please call Leonard Mackey at (212) 878-8489, Andrew Epstein at (212) 878-8332 or the undersigned at (212) 878-8085.
Best Regards,
/s/ Saul Stein
Saul Stein